Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - Business lending - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 9,174	€ 8,825
Increase (decrease) in financial assets	300
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	8,873	7,437
Increase (decrease) in financial assets	1,400
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	215	1,148
Increase (decrease) in financial assets	(900)
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	86	240
Increase (decrease) in financial assets	(200)
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	1,217	1,037
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	1,187	929
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	17	98
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	13	11
United Kingdom
Disclosure of credit risk exposure [line items]
Financial assets	838	1,410
Increase (decrease) in financial assets	(600)
United Kingdom | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	830	623
United Kingdom | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	8	659
United Kingdom | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		128
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	423	596
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	367	577
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	51	8
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	5	11
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	943	531
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	929	509
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	14	10
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		12
Poland
Disclosure of credit risk exposure [line items]
Financial assets	209	383
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	173	346
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	17	26
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	19	10
Spain
Disclosure of credit risk exposure [line items]
Financial assets	26
Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	26
Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
France
Disclosure of credit risk exposure [line items]
Financial assets	194	190
France | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	194	58
France | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets		132
France | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Germany
Disclosure of credit risk exposure [line items]
Financial assets	220	242
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	215	131
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	3	110
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	1
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	681	977
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	630	972
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	4	2
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	46	2
America
Disclosure of credit risk exposure [line items]
Financial assets	3,599	2,650
Increase (decrease) in financial assets	900
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	3,504	2,508
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	95	101
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		41
Asia
Disclosure of credit risk exposure [line items]
Financial assets	310	306
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	310	284
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets		22
Australia
Disclosure of credit risk exposure [line items]
Financial assets	475	502
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	469	501
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	6	1
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Africa
Disclosure of credit risk exposure [line items]
Financial assets	39
Africa | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	39
Africa | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Africa | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets